INCOME TAX	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]

NOTE 19 – INCOME TAX

19.1          Components of the income tax expense:

The expense for income tax for the years ended on December 31, 2018, 2017 and 2016 comprises the following:

	December 31,		December 31,		December 31,
	2018		2017		2016
Current period income tax	Ps.	1,746,881	Ps.	1,276,458	Ps.	1,264,066
Income tax surcharge		95,630		151,980		—
CREE tax		—		—		295,324
CREE surcharge		—		—		193,425
Subtotal current period taxes		1,842,511		1,428,438		1,752,815
Prior years adjustments (1)		(74,230)		(117,568)		(13,440)
Adjustment due to settlement of uncertain tax positions from prior years		24,277		(7,367)		(31,067)
Deferred taxes		357,032		449,291		348,601
Total	Ps.	2,149,590	Ps.	1,752,794	Ps.	2,056,909

(1)

In the year 2018 tax recovery includes Ps. 50,316 in Banco de Occidente. It was generated by the use of presumptive excesses of CREE for the years 2013 and 2014; it also includes Ps. 17,812 in Corficolombiana for the reimbursement of income tax mainly from Episol and PISA Concessionaire. In the year 2017, it includes a Ps. 109,632 tax recovery at Banco de Bogotá for the years 2014, 2015 and 2016.

19.2          Reconciliation of the Nominal Tax Rate and the Effective tax Rate:

The following are the basic parameters in force with respect to income tax:

In Colombia

In December 2018, the Colombian congress issued Law 1943 called the Financing Law, which includes the following relevant changes to the income tax and related taxes applicable as of 2019:

•	The income tax rate will be 33% in the year 2019, 32% in the year 2020, 31% in the year 2021 and 30% from the year 2022 and onwards.
•

Financial institutions in Colombia are expected to pay an income tax surcharge with a rate of 4% in 2019, and 3% for the years 2020 and 2021, leaving the income rate in a total of 37% in 2019, 35% in the year 2020, 34% in the year 2021 and 30% from 2022 and onwards.

•

Included in the special rate of income tax of 9% companies the engaged in the provision of hospitality services of new or expanded hotels and / or remodeled at 50% of the acquisition value, for a term of 10 years.

•	The percentage of presumptive income is reduced to the rate of 1.5% in the years 2019 and 2020 and to the rate of 0% from 2021.
•

An income tax exemption is created for companies in orange economy sector, for a period of 7 years (businesses that provide value-added in artistic and creative activities and technological industries). Also, an income tax exemption for a period of 10 years is created for investment income that increases productivity in the agricultural sector, as long as it meets the requirements established by the national government.

•

A special rate on dividends or participations received by national companies of 7.5% is created, which will be required to be withheld by the paying entity only on the company that receives such dividends for the first time and whose credit will be transferable to the final beneficiary, that is, the natural person resident in Colombia or the investor residing abroad.

•

A regime of Colombian Holding Companies (“CHC”) is created in the income tax pertaining to entities that have direct or indirect participation in at least 10% of the capital of two or more Colombian and / or foreign companies or entities for a minimum period of 12 months and with at least three employees; it will be regulated by the national government.

Colombian regulation for income tax and related taxes applicable during 2018 and 2017 include the following:

•

Taxable income is taxed at a rate of 34% in the year 2017 and 33% in 2018. And additional income tax surcharge of 6% was created in 2017 and of 4% in 2018, for those companies with taxable incomes exceeding Ps. 800.

•	Gains on the sale or disposal of non-current assets held for more than two years is taxed at 10%.
•

The taxable income for income tax may not be less than 3.5% of each of our tax-declaring companies’ net equity at the end of the preceding year. When the taxable income is less than that this percentage, the difference, known as “presumptive income”, can be offset by taxable income over the following five years.

•

Tax loss-carry forwards incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted. Tax loss carry-forwards incurred since 2017 may be offset against company taxable income over the following twelve years.

•

As of 2017 the companies’ taxable income will be determined based in the new accounting regulation in force in Colombia since January 1, 2015. However, the new tax regulation also includes special income tax rules for several transactions.

•

Corporate tax returns are in firm by tax authorities three years after the filing date, however if tax loss carry forward are used to offset the taxable income, this term is six years after the filing date.

Colombian regulation for income tax and related taxes applicable until 2016 include the following:

•	Taxable income was taxed at rate of 25% and income tax CREE is taxed at rate of 9% with an additional of 6% in 2016.
•	Tax loss carry forward incurred since 2007, fiscally readjusted, may be offset with future taxable income at any time, for both income tax and CREE.
•

The taxable income of the companies may not be lower than 3% of fiscal equity at the end of the preceding year; and if the taxable income is lower than that base, the difference may be deducted from taxable income within five years of its occurrence, as “excess of presumptive income”.

•	The taxable income is determined on the basis of accounting rules applicable in Colombia up to December 31, 2014, prior to the partial introduction of the IFRS framework in Colombian regulations.
•

Corporate tax returns are in firm by tax authorities two years after the filing date, however if tax loss carry forward are used to offset the taxable income, this term is five years after the filing date.

In other countries

Given that our subsidiary Leasing Bogotá Panamá has an international license it has a tax rate of 0%. The subsidiaries in Guatemala are taxed at a rate of 25%; the subsidiaries in El Salvador, Honduras, Costa Rica, Nicaragua and Mexico are taxed at a rate of 30% and the subsidiaries with a local license in Panamá are taxed at a rate of 25%.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2018, 2017 and 2016:

	Years ended on:
	December 31,		December 31,		December 31,
	2018		2017		2016
Profit before income tax	Ps.	7,334,141	Ps.	4,915,227	Ps.	5,573,845
Enacted tax rate in Colombia		37%		40%		40%
Theoretical income tax expense		2,713,632		1,966,091		2,229,538
Nondeductible expenses		373,918		387,933		339,803
Tax losses considered non recoverable for income tax purpose		100,249		96,266		140,904
Presumptive income considered non recoverable for income tax purpose		33,296		7,991		45,385
Wealth tax		—		40,762		107,051
Nontaxable dividends		(23,457)		(19,587)		(15,655)
Nontaxable income under equity method in associates		(39,901)		(68,026)		(56,306)
Profit (loss) on sales or appraisal of investment		(2,148)		(16,584)		(71,669)
Nontaxable interest income and other income		(212,992)		(137,312)		(150,714)
Other nontaxable income		(167,091)		(155,010)		(83,742)
Revenues taxable at different tax rate		15,378		(658)		(14,983)
Difference from expenses deductibles at different tax rate		(11,060)		(11,822)		(4,679)
Tax benefits in the acquisition of property and equipment		(22,715)		(20,585)		(66,245)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(168,117)		(200,661)		(143,109)
Effect on the deferred income tax due to changes in tax rates (1)		(308,534)		(38,574)		(96,232)
Expenses considered non recoverable for deferred income tax purposes		—		—		1,465
Prior year adjustments		(74,230)		(117,568)		(13,440)
Adjustments due to uncertain tax positions in previous year		24,277		(7,367)		(31,067)
Other		(80,915)		47,505		(59,396)
Total tax expense of the year	Ps.	2,149,590	Ps.	1,752,794	Ps.	2,056,909
Effective income tax rate		29.31%		35.66%		36.90%
(1)

The effect is due to the application of the new tax rates established in Law 1943 of 2018, with which the deferred tax rates decreased from 33% to 30%. The impact on Corficolombiana was Ps. 233,865, in Banco de Bogotá it was Ps. 59,054, in Banco de Occidente Ps. 8,408, in Banco Av Villas Ps. 6,934 and in Banco Popular of Ps.362.

19.3          Tax Losses and excess of Presumptive Income:

As of December 31, 2018 and 2017, the following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval which are not recognized as deferred tax assets.

	December 31,		December 31,
	2018		2017
Tax loss carry forwards expiring on:
December 31, 2019	Ps.	—	Ps.	4,732
December 31, 2020		—		1,758
December 31, 2022		66		—
December 31, 2025		1,216		—
December 31, 2029		173,118		3,107
December 31, 2030		271,685		160,084
Without expiration date		458,499		484,376
Subtotal		904,584		654,057

Excess of presumptive income expiring on:
December 31, 2018		—		43,668
December 31, 2019		61,152		64,590
December 31, 2020		45,738		48,170
December 31, 2021		61,296		64,998
December 31, 2022		51,077		46,727
December 31, 2023		48,218		—
Subtotal		267,481		268,153
Total	Ps.	1,172,065	Ps.	922,210

19.4          Deferred Taxes from Investments in Subsidiaries:

At 31 December 2018, there was a temporary difference of Ps. 8,231,985 (2017: Ps. 6,613,585) related to investments in subsidiaries. However, this liability was not recognized because Grupo Aval controls the dividend policy of its subsidiaries and is able to veto the payment of dividends of its subsidiaries – i.e. Grupo Aval controls the timing of reversal of the related taxable temporary differences and management is satisfied that they will not reverse in the foreseeable future.

19.5          Deferred taxes by Type of Temporary Difference:

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2018, 2017 and 2016, based on current tax regulations as references for the years wherein such temporary differences will be reverted:

Year ended on December 31, 2018

	Balance as of		Change in		Credited		Credited				Balance as of
	December 31,		accounting		(charged) to		(charged) to		Netting		December 31,
	2017		policies		profit or loss		OCI		Reclassifications		2018
Deferred tax assets
Debt securities at fair value	Ps.	8,081	Ps.	(2,431)	Ps.	18,840	Ps.	4,563	Ps.	597	Ps.	29,650
Equity securities at fair value		8		102		512		—		—		622
Derivative instruments		36,805		—		(102,681)		185,803		(46,773)		73,154
Allowance of investments securities		366		31		(264)		—		3		136
Allowance for accounts receivable		333		—		44,660		—		(3,603)		41,390
Loans and receivables		71,938		64,527		(121,072)		—		(476)		14,917
Allowance for impairment on loans and receivables		66,127		68,513		13,808		—		10,721		159,169
Allowance for other accounts receivable		4,649		—		(4,649)		—		—		—
Foreclosed assets		18,161		—		(15,474)		—		240		2,927
Property, plant and equipment costs		364,540		—		(77,625)		—		(2,804)		284,111
Depreciation of property, plant and equipment		11,993		—		8,854		—		56		20,903
Deferred charges and of intangible assets		145,625		—		23,233		—		(2)		168,856
Tax losses carry forward		332,354		—		365,698		(402,042)		3,191		299,201
Surplus of presumptive income		2,528		—		2,142		—		—		4,670
Provisions		197,963		(11,038)		2,163		—		794		189,882
Employee benefits		98,924		—		41,406		(9,394)		847		131,783
Deferred income		—		12,349		(9,762)		—		—		2,587
Financial assets in concession contracts		28,536		(6,322)		136,431		—		—		158,645
Biological assets		169		—		(65)		—		—		104
Lease agreements		8,042		—		625		—		(75)		8,592
Other		123,645		(102)		(6,161)		165,680		(11,112)		271,950
Subtotal	Ps.	1,520,787	Ps.	125,629	Ps.	320,619	Ps.	(55,390)	Ps.	(48,396)	Ps.	1,863,249

Deferred tax liabilities
Debt securities at fair value		(44,492)		9,555		(14,843)		26		(183)		(49,937)
Equity securities at fair value		(121,226)		(298)		7,361		2,084		(3,798)		(115,877)
Derivative instruments		(87,525)		—		23,187		—		46,773		(17,565)
Accounts receivable		(306,774)		(17)		17,677		1,588		—		(287,526)
Allowance of investments securities		(182)		57		(23,025)		—		—		(23,150)
Loans and receivables		(322,746)		3,668		256,357		—		(846)		(63,567)
Allowance for impairment on loans and receivables		(397,838)		204,100		(77,442)		—		233		(270,947)
Foreclosed assets		(72,209)		—		(20,314)		—		107		(92,416)
Provision for foreclosed assets		(41,654)		—		(67,096)		—		(342)		(109,092)
Property plant and equipment costs		(363,814)		—		11,305		—		(4,875)		(357,384)
Depreciation of property, plant and equipment		(179,877)		—		9,908		—		(169)		(170,138)
Deferred charges and of intangible assets		(107,721)		—		(514,157)		—		—		(621,878)
Provisions		(575)		—		(22,312)		304		(1,697)		(24,280)
Goodwill		(169,675)		—		(23,355)		—		—		(193,030)
Deferred Income		(40,534)		40,534		(116,034)		—		—		(116,034)
Financial assets in concession arrangements		(700,738)		(228,241)		30,238		—		—		(898,741)
Biological assets		(16,583)		—		(6,750)		—		—		(23,333)
Lease agreements		(32,636)		—		28,343		—		—		(4,293)
Other		(71,408)		(779)		(176,699)		(11,271)		16,492		(243,665)
Subtotal	Ps.	(3,078,207)	Ps.	28,579	Ps.	(677,651)	Ps.	(7,269)	Ps.	51,695	Ps.	(3,682,853)
Net	Ps.	(1,557,420)	Ps.	154,208	Ps.	(357,032)	Ps.	(62,659)	Ps.	3,299	Ps.	(1,819,604)

Year ended on December 31, 2017

	Balance as of		Credited		Credited				Balance as of
	December 31,		(charged) to		(charged) to		Netting		December 31,
	2016		profit or loss		OCI		Reclassifications		2017
Deferred tax assets
Debt securities at fair value	Ps.	62,627	Ps.	(30,580)	Ps.	(23,966)	Ps.	—	Ps.	8,081
Equity securities at fair value		1,583		(1,254)		(321)		—		8
Derivative instruments		78,740		(41,935)		—		—		36,805
Accounts receivable		16,278		(15,589)		—		10		699
Loans and receivables		6,014		65,924		—		—		71,938
Allowance for impairment on loans and receivables		105,573		(39,446)		—		—		66,127
Allowance for other accounts receivable		6,219		(1,570)		—		—		4,649
Financial assets in concession contracts		25,837		2,571		—		128		28,536
Foreclosed assets		4,846		13,315		—		—		18,161
Property, plant and equipment costs		296,269		68,271		—		—		364,540
Depreciation of property, plant and equipment		5,699		6,294		—		—		11,993
Biological assets		101		68		—		—		169
Deferred charges and of intangible assets		113,817		30,922		—		886		145,625
Tax losses carry forward		385,855		(53,556)		—		55		332,354
Surplus of presumptive income		19,480		(16,952)		—		—		2,528
Provisions		212,695		(17,649)		—		2,917		197,963
Employee benefits		104,606		(29,658)		23,976		—		98,924
Deferred income		113,380		(113,380)		—		—		—
Lease agreements		9,160		(1,118)		—		—		8,042
Other		69,022		52,233		935		1,455		123,645
Subtotal	Ps.	1,637,801	Ps.	(123,089)	Ps.	624	Ps.	5,451	Ps.	1,520,787

Deferred tax liabilities
Debt securities at fair value	Ps.	(27,278)	Ps.	29,105	Ps.	(46,319)	Ps.	—	Ps.	(44,492)
Equity securities at fair value		(100,484)		302		33		(21,077)		(121,226)
Unrealized profits of foreign subsidiaries		(22,029)		—		—		22,029		—
Derivative instruments		(67,974)		(15,190)		(4,361)		—		(87,525)
Accounts receivable		(260,621)		(46,335)		—		182		(306,774)
Allowance of investments securities		—		—		—		(182)		(182)
Loans and receivables		(268,747)		(53,999)		—		—		(322,746)
Allowance for impairment on loans and receivables		(275,785)		(122,053)		—		—		(397,838)
Foreclosed assets		(46,783)		(25,426)		—		—		(72,209)
Provision for foreclosed assets		(37,798)		(3,856)		—		—		(41,654)
Property plant and equipment costs		(400,180)		36,404		—		(38)		(363,814)
Depreciation of property, plant and equipment		(209,549)		30,948		—		(1,276)		(179,877)
Deferred charges and of intangible assets		(60,598)		(47,123)		—		—		(107,721)
Provisions		(471)		(62)		116		(158)		(575)
Goodwill		(86,036)		(83,639)		—		—		(169,675)
Deferred Income		(34,613)		(5,921)		—		—		(40,534)
Financial assets in concession arrangements		(718,496)		20,548		—		(2,790)		(700,738)
Biological assets		(6,806)		(9,777)		—		—		(16,583)
Lease agreements		—		—		—		(32,636)		(32,636)
Other		(65,400)		(30,128)		(11,053)		35,173		(71,408)
Subtotal	Ps.	(2,689,648)	Ps.	(326,202)	Ps.	(61,584)	Ps.	(773)	Ps.	(3,078,207)
Net	Ps.	(1,051,847)	Ps.	(449,291)	Ps.	(60,960)	Ps.	4,678	Ps.	(1,557,420)

Year ended on December 31, 2016

	Balance as of		Credited		Credited				Balance as of
	December 31,		(charged) to		(charged) to		Netting		December 31,
	2015		profit or loss		OCI		Reclassifications		2016
Deferred tax assets
Debt securities at fair value	Ps.	290,465	Ps.	(5,459)	Ps.	(212,090)	Ps.	(10,289)	Ps.	62,627
Equity securities at fair value		323		(26,416)		27,676		—		1,583
Derivative instruments		518,992		(223,831)		(165,894)		(50,527)		78,740
Accounts receivable		7,852		8,426		—		—		16,278
Loans and receivables		5,652		362		—		—		6,014
Allowance for impairment on loans and receivables		96,054		9,679		—		(160)		105,573
Allowance for other accounts receivable		18,119		(11,900)		—		—		6,219
Financial assets in concession contracts		12,096		13,741		—		—		25,837
Foreclosed assets		13,326		(8,480)		—		—		4,846
Property, plant and equipment costs		58,505		237,739		—		25		296,269
Depreciation of property, plant and equipment		5,415		284		—		—		5,699
Biological assets		369		(268)		—		—		101
Deferred charges and of intangible assets		77,055		37,167		—		(405)		113,817
Tax losses carry forward		527,153		(140,623)		—		(675)		385,855
Surplus of presumptive income		166,116		(146,636)		—		—		19,480
Provisions		146,578		60,716		5,706		(305)		212,695
Employee benefits		101,224		(5,718)		8,677		423		104,606
Goodwill		6,947		(6,947)		—		—		—
Deferred income		35,857		77,523		—		—		113,380
Lease agreements		8,414		746		—		—		9,160
Other		174,966		(107,102)		—		1,158		69,022
Subtotal	Ps.	2,271,478	Ps.	(236,997)	Ps.	(335,925)	Ps.	(60,755)	Ps.	1,637,801

Deferred tax liabilities
Debt securities at fair value	Ps.	(19,943)	Ps.	44,338	Ps.	(51,673)	Ps.	—	Ps.	(27,278)
Equity securities at fair value		(104,317)		(9,072)		13,059		(154)		(100,484)
Derivative instruments		(333,317)		240,468		(21,586)		46,461		(67,974)
Accounts receivable		—		(260,621)		—		—		(260,621)
Loans and receivables		(238,492)		(30,255)		—		—		(268,747)
Allowance for impairment on loans and receivables		(227,336)		(48,449)		—		—		(275,785)
Foreclosed assets		(83,774)		36,991		—		—		(46,783)
Provision for foreclosed assets		(15,198)		(22,600)		—		—		(37,798)
Property plant and equipment costs		(355,478)		(44,865)		—		163		(400,180)
Depreciation of property, plant and equipment		(227,591)		18,114		—		(72)		(209,549)
Deferred charges and of intangible assets		(60,003)		(595)		—		—		(60,598)
Unrealized profits of foreign subsidiaries		(38,209)		16,180		—		—		(22,029)
Provisions		(1,961)		1,490		—		—		(471)
Goodwill		(42,822)		(43,214)		—		—		(86,036)
Deferred Income		(26,940)		(7,673)		—		—		(34,613)
Financial assets in concession arrangements		(627,666)		(90,830)		—		—		(718,496)
Biological assets		(17,578)		3,320		—		7,452		(6,806)
Other		(152,824)		85,669		—		1,755		(65,400)
Subtotal	Ps.	(2,573,449)	Ps.	(111,604)	Ps.	(60,200)	Ps.	55,605	Ps.	(2,689,648)
Net	Ps.	(301,971)	Ps.	(348,601)	Ps.	(396,125)	Ps.	(5,150)	Ps.	(1,051,847)

The Group offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

	Gross Deferred tax				Balances on Statement
December 31, 2018	amounts		Offset		of financial position
Deferred tax asset	Ps.	1,863,249	Ps.	(1,521,911)	Ps.	341,338
Deferred tax liability		(3,682,853)		1,521,911		(2,160,942)
Net	Ps.	(1,819,604)	Ps.	—	Ps.	(1,819,604)

	Gross Deferred tax				Balances on Statement
December 31, 2017	amounts		Offset		of financial position
Deferred tax asset	Ps.	1,520,787	Ps.	(1,381,364)	Ps.	139,423
Deferred tax liability		(3,078,207)		1,381,364		(1,696,843)
Net	Ps.	(1,557,420)	Ps.	—	Ps.	(1,557,420)

19.6          Effect of the current and deferred taxes in each component of other comprehensive income in equity:

The effects of the current and deferred taxes in each component of other comprehensive income is detailed below during the years ended on December 31, 2018, 2017 and 2016:

	December 31, 2018
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
	before taxes		income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	1,124,732	Ps.	—	Ps.	—	Ps.	1,124,732
Hedging derivatives in foreign currency		(547,310)		372,715		(227,807)		(402,402)
Hedging financial liabilities in foreign currency		(576,881)		—		176,378		(400,503)
Cash Flow hedging		(19,789)		—		6,697		(13,092)
Foreign currency translation differences for foreign operations		(299,804)		—		(16,006)		(315,810)
Debt financial instruments		(107,084)		—		11,554		(95,530)
Investment in associates and join ventures		22,400		—		(393)		22,007
Equity financial instruments		(134,084)		—		(5,891)		(139,975)
Actuarial gains (losses) from defined benefit pension plans		18,013		—		(7,191)		10,822
Total “other comprehensive income” during the period	Ps.	(519,807)	Ps.	372,715	Ps.	(62,659)	Ps.	(209,751)

	December 31, 2017
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(47,197)	Ps.	—	Ps.	—	Ps.	(47,197)
Hedging derivatives in foreign currency		16,832		—		(5,554)		11,278
Hedging financial liabilities in foreign currency		30,568		—		(11,065)		19,503
Cash Flow hedging		(2,340)		—		969		(1,371)
Foreign currency translation differences for foreign operations		(91,497)		(12,657)		956		(103,198)
Debt financial instruments		284,480		—		(69,743)		214,737
Investment in associates and joint ventures		1,128		—		116		1,244
Equity financial instruments		57,245		—		(720)		56,525
Actuarial gains (losses) from defined benefit pension plans		(100,232)		—		24,081		(76,151)
Total “other comprehensive income” during the period	Ps.	148,987	Ps.	(12,657)	Ps.	(60,960)	Ps.	75,370

	December 31, 2016
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(475,000)	Ps.	—	Ps.	—	Ps.	(475,000)
Hedging derivatives in foreign currency		291,506		47,419		(187,480)		151,445
Hedging financial liabilities in foreign currency		35,819		(23,854)		—		11,965
Cash Flow hedging		17,967		—		—		17,967
Foreign currency translation differences for foreign operations		(125,161)		8,204		—		(116,957)
Debt financial instruments		948,212		—		(263,763)		684,449
Investment in associates and joint ventures		(20,061)		—		—		(20,061)
Equity financial instruments		34,509		—		40,735		75,244
Actuarial gains (losses) from defined benefit pension plans		(41,228)		—		14,383		(26,845)
Total “other comprehensive income” during the period	Ps.	666,563	Ps.	31,769	Ps.	(396,125)	Ps.	302,207

19.7          Uncertainties in Open Tax Positions

As of December 31, 2018, and 2017, Grupo Aval recognized tax uncertainty liabilities for Ps. 121,832 and Ps. 94,692 respectively, uncertain tax positions corresponding to expenses, considered deductible, and which, according to decisions of the tax authorities, uncertainties taken should be considered as non-deductible. Grupo Aval estimates those exposures are likely to be rejected by the tax authorities. These tax positions cannot be deducted with future taxes.

Uncertainties on open tax positions of Grupo Aval’s subsidiaries are as follows:

	December 31, 2018		December 31, 2017
Bogotá	Ps.	113,345	Ps.	86,592
Occidente		6,095		7,657
Popular		—		443
Corficolombiana		2,392		—
Total	Ps.	121,832	Ps.	94,692

The roll-forward of tax uncertainties during the years ended on December 31, 2018, 2017 and 2016 is as follows:

	December 31,		December 31,		December 31,
	2018		2017		2016
Balance at the beginning of the year	Ps.	94,692	Ps.	104,156	Ps.	145,968
Provisions increase during the year		11,904		18,039		31,039
Provisions used		(1,088)		(873)		(1,867)
Amounts reversed due to provisions not used		(2,960)		(32,010)		(73,084)
Financial cost		16,421		7,477		12,098
Foreign exchange adjustments		2,863		(2,097)		(9,998)
Balance at the end of the year	Ps.	121,832	Ps.	94,692	Ps.	104,156

The balance as of December 31, 2018 and 2017 is expected to be completely used or released once the inspection rights from the tax authorities regarding tax returns expire, as follows:

	December 31,		December 31,
Year	2018		2017
2018		—		3,484
2019		3,006		3,109
2020		27,968		21,579
2021		30,478		23,902
2022		27,276		23,034
2023		31,373		18,250
2024		1,579		1,334
2025		152		—
Total	Ps.	121,832	Ps.	94,692